Stock-Based Compensation - Summarize the activity of the company unvested RSUs (Details) - Restricted stock units - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Shares/ Units
Unvested at beginning of the period (in shares)	385,954,925	21,475,400	21,475,400
Granted (in shares)	731,393,807		407,843,000
Vested (in shares)	(383,275,400)		(43,363,475)
Unvested at end of the period (in shares)	251,823,915		385,954,925	21,475,400
Forfeited (in shares)	(482,249,417)
Weighted average grant date fair value per share
Weighted average grant date fair value per share, Beginning of the period (per share)	$ 0	$ 0.00	$ 0.00
Granted (per share)	0		0
Forfeited (per share)	0
Vested (per share)	0		0.01
Weighted average grant date fair value per share, End of the period (per share)	$ 0		$ 0	$ 0.00
Equity Incentive Plan 2014
Weighted average grant date fair value per share
Fair value of time-based RSUs that vested	$ 500	$ 100	$ 200	$ 0
Shares underlying vested	290,937,175		28,151,775